Leases (Tables)	12 Months Ended
Dec. 31, 2023
Presentation of leases for lessee [abstract]
Summary of Movements in Leased Right of Use Assets

Movements in the leased right of use assets in 2023 are shown below:

	Buildings	Plant and machinery	Industrial equipment	Other tangible assets	Total
	(EUR thousand)
Cost
At January 1, 2022	18,966	8,795	346	10,301	38,408
Additions	1,554	—	—	1,371	2,925
Disposals	(610)	—	—	(137)	(747)
Exchange rate differences	608	20	—	16	644
At December 31, 2022	20,518	8,815	346	11,551	41,230
Acquisition of Perugini S.r.l.	—	1,085	—	80	1,165
Additions	3,112	—	—	1,686	4,798
Disposals	(139)	—	—	(63)	(202)
Exchange rate differences	(471)	(12)	—	1	(482)
At December 31, 2023	23,020	9,888	346	13,255	46,509

Depreciation
At January 1, 2022	6,039	3,905	202	5,572	15,718
Depreciation charge for the year	2,658	1,553	72	2,041	6,324
Disposals	(131)	—	—	(87)	(218)
Exchange rate differences	109	3	—	5	117
At December 31, 2022	8,675	5,461	274	7,531	21,941
Acquisition of Perugini S.r.l.	—	356	—	74	430
Depreciation charge for the year	2,873	1,480	48	1,846	6,247
Disposals	(98)	—	—	(60)	(158)
Exchange rate differences	(186)	(6)	—	(8)	(200)
At December 31, 2023	11,264	7,291	322	9,383	28,260

Net book value
At December 31, 2023	11,756	2,597	24	3,872	18,249
At December 31, 2022	11,843	3,354	72	4,020	19,289

Summary of Carrying Amounts of Lease Liabilities

Set out below are the carrying amounts of lease liabilities and the movements during the period:

	2023	2022
	(EUR thousand)
At January 1	19,982	23,127
Additions	4,589	2,866
Acquisition of Perugini S.r.l.	621	—
Accretion of interest	581	573
Payments	(6,521)	(6,595)
Early terminated contracts	(22)	(527)
Exchange rate difference	(285)	538
At December 31	18,945	19,982

Current	5,841	5,325
Non-current	13,104	14,657

Summary of Amounts Recognized in Profit or Loss

The following are the amounts recognized in profit or loss:

	For the year ended December 31,
	2023	2022	2021
	(EUR thousand)
Depreciation expense of right of use assets	6,247	6,325	6,202
Interest expense on lease liabilities	581	573	585
Expense relating to short-term leases	2,118	1,673	1,252
Expense relating to leases of low-value assets	4,749	3,968	5,180
Total amount recognized in profit or loss	13,695	12,539	13,219

At December 31, 2023 the Group signed (i) a binding offer for a seven-year property lease for a total undiscounted liability amounting to approximately EUR 1,250 thousand and (ii) a three-year property lease agreement for a total undiscounted liability amounting to approximately EUR 457 thousand. Both leases start in 2024.